Investment Objectives and Goals - ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) seeks to achieve long-term capital appreciation.